Subsidiaries and Non-controlling Interests - Additional Information (Detail) - PT Bumi Cakrawala Perkasa [Member]	Dec. 31, 2023
Bottom of range [member]
Detailed Information About Non Controlling Interests [Line Items]
Percentage Of Subsidaries Ownership	72.00%
Top of range [member]
Detailed Information About Non Controlling Interests [Line Items]
Total Percentage of voting interests acquired	100.00%